Segmental analysis	12 Months Ended
Dec. 31, 2020
Segmental analysis
Segmental analysis

4 Segmental analysis

The directors manage NatWest Group primarily by class of business and present the segmental analysis on that basis. This includes the review of net interest income for each class of business. Interest receivable and payable for all reportable segments is therefore presented net. Segments charge market prices for services rendered between each other; funding charges between segments are determined by NatWest Group Treasury, having regard to commercial demands. The segment performance measure is operating profit/(loss).

Reportable operating segments:The reportable operating segments are as follows:

Retail Banking serves individuals and mass affluent customers in the UK and includes Ulster Bank customers in Northern Ireland.

Ulster Bank RoI serves individuals and businesses in the Republic of Ireland (RoI).

Commercial Banking serves start-up, SME, commercial and corporate customers in the UK.

Private Banking serves UK connected high net worth individuals and their business interests.

RBS International (RBSI) serves retail, commercial, and corporate customers in the Channel Islands, Isle of Man and Gibraltar, and financial institution customers in those same locations in addition to the UK and Luxembourg.

NatWest Markets (NWM) helps NatWest Group's corporate and institutional customers manage their financial risks safely and achieve their short -term and long-term sustainable financial goals.

Central items & other includes corporate functions, such as NatWest Group Treasury, finance, risk management, compliance, legal, communications and human resources. Central functions manages NatWest Group capital resources and NatWest Group-wide regulatory projects and provides services to the reportable segments. Balances in relation to legacy litigation issues and the international private banking business are included in Central items in the relevant periods.

Allocation of central balance sheet items

NatWest Group allocates all central costs relating to Services and Functions to the business using appropriate drivers; these are reported as indirect costs in the segmental income statements. Assets and risk-weighted assets held centrally, mainly relating to NatWest Group Treasury, are allocated to the business using appropriate drivers.

	Retail	Ulster	Commercial	Private			Central items
	Banking	Bank RoI	Banking	Banking	RBSI	NWM	& other (1)	Total
2020	£m	£m	£m	£m	£m	£m	£m	£m
Net interest income	3,868	395	2,740	489	371	(57)	(57)	7,749
Net fees and commissions	379	89	1,110	257	94	99	(16)	2,012
Other non-interest income	(66)	26	108	17	32	1,081	(163)	1,035
Total income	4,181	510	3,958	763	497	1,123	(236)	10,796
Operating expenses	(2,540)	(486)	(2,281)	(447)	(274)	(1,294)	322	(7,000)
Depreciation and amortisation	—	—	(149)	(8)	(17)	(16)	(715)	(905)
Impairment losses	(792)	(250)	(1,927)	(100)	(107)	(40)	(26)	(3,242)
Operating profit/(loss)	849	(226)	(399)	208	99	(227)	(655)	(351)

	Retail	Ulster	Commercial	Private			Central items
	Banking	Bank RoI	Banking	Banking	RBSI	NWM	& other (1)	Total
2019	£m	£m	£m	£m	£m	£m	£m	£m
Net interest income	4,130	400	2,842	521	478	(188)	(136)	8,047
Net fees and commissions	696	109	1,312	226	106	85	(23)	2,511
Other non-interest income	40	58	164	30	26	1,445	1,932	3,695
Total income	4,866	567	4,318	777	610	1,342	1,773	14,253
Operating expenses	(3,618)	(552)	(2,458)	(482)	(254)	(1,406)	621	(8,149)
Depreciation and amortisation	—	—	(142)	(4)	(10)	(12)	(1,008)	(1,176)
Impairment losses	(393)	34	(391)	6	(2)	51	(1)	(696)
Operating profit/(loss)	855	49	1,327	297	344	(25)	1,385	4,232

2018
Net interest income	4,283	444	2,855	518	466	112	(22)	8,656
Net fees and commissions	692	91	1,283	228	101	(33)	(5)	2,357
Other non-interest income	79	75	464	29	27	1,363	352	2,389
Total income	5,054	610	4,602	775	594	1,442	325	13,402
Operating expenses	(2,867)	(583)	(2,362)	(476)	(254)	(1,589)	(783)	(8,914)
Depreciation and amortisation	—	—	(125)	(2)	(6)	(15)	(583)	(731)
Impairment losses	(339)	(15)	(147)	6	2	92	3	(398)
Operating profit/(loss)	1,848	12	1,968	303	336	(70)	(1,038)	3,359

Note:

(1)

2020 predominantly relates to interest receivable in Treasury; 2019 predominantly related to interest receivable in Treasury and strategic disposals in Functions and 2018 predominately related to interest receivable in Treasury.

	2020			2019			2018
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total revenue (1)	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail Banking	5,386	39	5,425	6,161	62	6,223	6,188	63	6,251
Ulster Bank RoI	568	2	570	616	6	622	668	—	668
Commercial Banking	3,734	64	3,798	4,347	139	4,486	4,576	89	4,665
Private Banking	702	163	865	703	241	944	681	195	876
RBS International	505	3	508	639	19	658	506	148	654
NatWest Markets	1,984	13	1,997	2,516	558	3,074	1,882	916	2,798
Central items & other	961	(284)	677	3,447	(1,025)	2,422	2,155	(1,411)	744
Total	13,840	—	13,840	18,429	—	18,429	16,656	—	16,656

Note:

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.

	2020			2019			2018
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total income	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail Banking	4,157	24	4,181	4,834	32	4,866	5,021	33	5,054
Ulster Bank RoI	516	(6)	510	562	5	567	613	(3)	610
Commercial Banking	4,065	(107)	3,958	4,814	(496)	4,318	5,079	(477)	4,602
Private Banking	700	63	763	631	146	777	655	120	775
RBS International	500	(3)	497	603	7	610	469	125	594
NatWest Markets	1,395	(272)	1,123	1,664	(322)	1,342	1,510	(68)	1,442
Central items & other	(537)	301	(236)	1,145	628	1,773	55	270	325
Total	10,796	—	10,796	14,253	—	14,253	13,402	—	13,402

	Retail	Ulster	Commercial	Private	RBS	NatWest	Central items
Analysis of net fees and commissions	Banking	Bank RoI	Banking	Banking	International	Markets	& other	Total
2020	£m	£m	£m	£m	£m	£m	£m	£m
Fees and commissions receivable
- Payment services	264	57	507	28	18	18	—	892
- Credit and debit card fees	299	21	129	9	2	—	—	460
- Lending and financing	42	16	505	7	34	86	—	690
- Brokerage	54	1	—	6	1	93	—	155
- Investment management, trustee and fiduciary services (1)	3	2	1	225	38	2	—	271
- Underwriting fees	—	—	—	—	—	183	—	183
- Other	1	—	82	26	3	4	(33)	83
Total	663	97	1,224	301	96	386	(33)	2,734

Fees and commissions payable	(284)	(8)	(114)	(44)	(2)	(287)	17	(722)
Net fees and commissions	379	89	1,110	257	94	99	(16)	2,012

2019
Fees and commissions receivable
- Payment services	292	61	659	33	27	24	—	1,096
- Credit and debit card fees	427	28	154	12	2	—	—	623
- Lending and financing	356	16	510	3	36	85	—	1,006
- Brokerage	55	8	—	5	—	96	—	164
- Investment management, trustee and fiduciary services	44	3	3	186	41	1	—	278
- Underwriting fees	—	—	—	—	—	170	—	170
- Other	2	5	90	27	2	69	(173)	22
Total	1,176	121	1,416	266	108	445	(173)	3,359

Fees and commissions payable	(480)	(12)	(104)	(40)	(2)	(360)	150	(848)
Net fees and commissions	696	109	1,312	226	106	85	(23)	2,511

2018
Fees and commissions receivable
- Payment services	227	34	556	33	25	3	—	878
- Credit and debit card fees	402	22	175	13	—	—	—	612
- Lending and financing	408	31	537	3	33	91	—	1,103
- Brokerage	62	6	—	5	—	85	—	158
- Investment management, trustee and fiduciary services	49	4	—	191	42	—	—	286
- Underwriting fees	13	—	17	—	—	144	—	174
- Other	2	1	60	16	2	67	(141)	7
Total	1,163	98	1,345	261	102	390	(141)	3,218

Fees and commissions payable	(471)	(7)	(62)	(33)	(1)	(423)	136	(861)
Net fees and commissions	692	91	1,283	228	101	(33)	(5)	2,357

Note:

(1)	Comparisons with prior periods are impacted by the transfer of the Private Client Advice business to Private Banking from 1 January 2020.

	2020		2019		2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Retail Banking	197,618	178,617	182,305	153,999	171,011	148,792
Ulster Bank RoI	26,620	22,993	25,385	21,012	25,193	21,189
Commercial Banking	187,413	174,251	165,399	140,863	166,478	139,804
Private Banking	26,206	32,457	23,304	28,610	21,983	28,554
RBS International	33,984	31,989	31,738	30,330	28,398	27,663
NatWest Markets	270,147	254,098	263,885	246,907	244,531	227,399
Central items & other	57,503	61,262	31,023	57,762	36,641	54,344
Total	799,491	755,667	723,039	679,483	694,235	647,745

Segmental analysis of goodwill

There was no movement in the goodwill held by segments for the period 1 January 2019 to 31 December 2020. The total carrying value was £5,607 million, comprised of Retail Banking £2,692 million; Commercial Banking £2,606 million; Private Banking £9 million; and RBS International £300 million.

Geographical segments

The geographical analysis in the tables below has been compiled on the basis of location of office where the transactions are recorded.

	UK	USA	Europe	RoW	Total
2020	£m	£m	£m	£m	£m
Total revenue	12,511	211	944	174	13,840

Interest receivable	9,479	—	570	22	10,071
Interest payable	(2,163)	—	(158)	(1)	(2,322)
Net fees and commissions	1,637	33	245	97	2,012
Income from trading activities	911	170	33	11	1,125
Other operating income	(117)	(22)	45	4	(90)
Total income	9,747	181	735	133	10,796

Operating (loss)/profit before tax	(193)	(85)	(161)	88	(351)
Total assets	704,725	25,439	66,884	2,443	799,491
Total liabilities	686,500	26,932	41,018	1,217	755,667
Contingent liabilities and commitments	118,654	—	10,068	10	128,732

2019
Total revenue	16,925	228	1,148	128	18,429

Interest receivable	10,923	—	417	35	11,375
Interest payable	(3,255)	—	(70)	(3)	(3,328)
Net fees and commissions	2,191	37	211	72	2,511
Income from trading activities	727	148	49	8	932
Other operating income	2,305	13	436	9	2,763
Total income	12,891	198	1,043	121	14,253

Operating profit before tax	3,543	186	421	82	4,232
Total assets*	634,642	27,396	57,534	3,467	723,039
Total liabilities	613,151	31,715	33,539	1,078	679,483
Contingent liabilities and commitments	114,422	—	10,571	2	124,995

2018
Total revenue	15,351	300	838	167	16,656

Interest receivable	10,589	—	430	30	11,049
Interest payable	(2,366)	—	(26)	(1)	(2,393)
Net fees and commissions	2,183	12	102	60	2,357
Income from trading activities	1,308	124	68	7	1,507
Other operating income	467	119	229	67	882
Total income	12,181	255	803	163	13,402

Operating profit/(loss) before tax	3,805	(718)	150	122	3,359
Total assets	615,933	25,487	47,211	5,604	694,235
Total liabilities	588,185	31,329	27,183	1,048	647,745
Contingent liabilities and commitments	121,267	—	5,408	208	126,883

*2019 re-presented.